Share based compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share based compensation
Note 24 - Share Based Compensation
Share Options
We have adopted a long-term Share Option Scheme ("Borr Scheme"). The Borr Scheme permits the board of directors, at its discretion, to grant options to acquire shares in the Company, to employees and directors of the Company or its subsidiaries. Options granted under the Borr Scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five-year terms and have various vesting profiles, which range over one year to four year periods. The total number of shares authorized by the Board to be issued under the Borr Scheme is 12,997,000.
Share-based payment charges for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the Years Ended December 31,
(In $ millions)	2023	2022	2021
Share-based payment charge	4.6	2.1	0.1
Details regarding share option issuances for the year ended December 31, 2023, 2022 and 2021 are as follows:

Grant Date	Number of Share Options Issued	Exercise Price	Share Price Grant Date
November 2023	2,100,000	6.65	6.19
September 2022	1,333,334	4.00	3.96
September 2022	1,333,333	4.75	3.96
September 2022	1,333,333	5.50	3.96
August 2021	5,150,000	2.00	1.40
The fair values of the options issued in 2023, 2022 and 2021 were calculated at $5.5 million, $8.0 million and $2.6 million respectively, and are recognized as "General and administrative expenses" or "Rig operating and maintenance expenses" over the vesting period, based on the employee's profit center, in the Consolidated Statements of Operations.
The table below sets forth the number of share options and weighted average fair value price for the years ended December 31, 2023, 2022 and 2021:

	2023		2022		2021
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Outstanding at January 1	9,445,006	1.19	5,670,000	0.64	885,000	1.91
Granted during the year	2,100,000	2.63	4,000,000	2.00	5,150,000	0.51
Exercised during the year	(410,302)	0.47	—	—	—	—
Forfeited during the year	(217,506)	0.88	(11,250)	2.68	(105,500)	1.24
Expired during the year	(227,500)	2.29	(213,744)	1.78	(259,500)	3.19
Outstanding at December 31	10,689,698	1.48	9,445,006	1.19	5,670,000	0.64
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following inputs:

	2023	2022	2021
Expected future volatility	59%	76%	57%
Expected dividend rate	—%	—%	—%
Risk-free rate	4.3% to 4.8%	3.4% to 3.5%	0.5% to 0.8%
Expected life after vesting	3.3 years	3.5 years	2 years
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the Oslo Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2023, 2022 and 2021:

	2023		2022		2021
	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)	Number	Weighted Avg. Exercise Price (in $)
Outstanding at January 1	9,445,006	4.48	5,670,000	5.66	885,000	41.86
Granted during the year	2,100,000	6.65	4,000,000	4.75	5,150,000	2.00
Exercised during the year	(410,302)	2.00	—	—	—	—
Forfeited during the year	(217,506)	3.77	(11,250)	48.70	(105,500)	46.42
Expired during the year	(227,500)	46.92	(213,744)	38.47	(259,500)	40.64
Outstanding at December 31	10,689,698	4.11	9,445,006	4.48	5,670,000	5.66
Exercisable at December 31	1,313,036	3.51	271,250	45.00	411,244	41.75
The aggregate intrinsic value for the outstanding share options as of December 31, 2023 and 2022 is $36.3 million and $16.9 million, respectively. The aggregate intrinsic value for the exercisable share options as of December 31, 2023 and 2022 is $6.7 million and nil, respectively. The total intrinsic value for the share options exercised during the year ended December 31, 2023 was $2.2 million. No share options were exercised during the year ended December 31, 2022
Weighted average remaining life for the vested options as at December 31, 2023, 2022 and 2021 were 2.54 years, 0.71 years and 1.19 years respectively.
Performance Stock Units
Pursuant to the Long Term Incentive Plan ("LTIP"), we granted 500,000 Performance Stock Units ("PSUs") to our Chief Executive Officer during the year ended December 31, 2022. The PSUs will vest in full on September 1, 2025 depending on certain performance criteria linked to the closing share price. Pay out of the award is subject to reaching $10.00 per share on 75% of the days in the third quarter of 2025, prior to September 1, 2025.
PSUs expense for the year ended December 31, 2023 and 2022 was $0.3 million and $0.1 million, respectively.
The table below sets forth the number of PSUs and weighted average fair value price for the year ended December 31, 2022:

	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1, 2022	—	—
Granted during the year	500,000	2.02
Forfeited during the year	—	—
Expired during the year	—	—
Non-vested at December 31, 2022	500,000	2.02
No PSUs were granted during the years ended December 31, 2023 and 2021.
The fair value of the PSUs issued in 2022 was calculated at $1.0 million and is recognized in "General and administrative expenses" in the Consolidated Statements of Operations over the vesting period.
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

2022
Expected future volatility	81%
Share price at valuation date	$3.96
Expected dividend rate	—%
Risk-free rate	3.54%
The volatility was derived by using an average of the (i) historic volatility of the Company’s shares since listing on the New York Stock Exchange, (ii) peer group volatility and (iii) Oslo Energy sector index volatility.
Restricted Stock Units
We granted 112,780 Restricted Stock Units ("RSUs") to our directors during the year ended December 31, 2023. The RSUs will vest in full on September 30, 2024 and are conditional on recipients continuing to serve as a director at the date of vesting. We granted 88,584 RSUs to our directors during the year ended December 31, 2022. These RSUs vested in full on September 30, 2023.
RSUs expense for the years ended December 31, 2023 and 2022 was $0.5 million and $0.1 million, respectively.
The table below sets forth the number of RSUs and weighted average fair value price for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted Avg. Fair Value Price (in $)	Number	Weighted Avg. Fair Value Price (in $)
Non-vested at January 1	88,584	5.08	—	—
Granted during the year	112,780	6.19	88,584	5.08
Vested during the year	(88,584)	5.08	—	—
Forfeited during the year	—	—	—	—
Expired during the year	—	—	—	—
Non-vested at December 31	112,780	6.19	88,584	5.08
The aggregate intrinsic value for the non-vested RSUs as of December 31, 2023 and 2022 is $0.8 million and $0.4 million, respectively. The total intrinsic value for the RSUs vested during the year ended December 31, 2023 was $0.6 million.
No RSUs were granted during the year ended December 31, 2021.
The fair value of the RSUs issued in 2023 and 2022 is calculated at $0.7 million and $0.5 million and is recognized in "General and administrative expenses" in the Consolidated Statements of Operations over the vesting period.
The fair value of the RSUs is estimated using the closing market price of our stock at grant date.